Subsequent Events (Details) - Lee McCarthy [Member] - Subsequent Event [Member]	Sep. 10, 2023 USD ($) shares
Subsequent Events (Details) [Line Items]
Unvested restricted shares | shares	649,750
Consideration amount | $	$ 4,001